Provisions - Spanish Entities - Estimated Benefit Payable (Details) - Domestic defined benefit plans [member] € in Millions	Dec. 31, 2017 EUR (€)
Within one year
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 808
2019
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	703
2020
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	610
2021
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	523
2022
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	449
2023 to 2027
Disclosure of net defined benefit liability (asset) [line items]
Estimated future benefit payable	€ 1,579